Other Related Party Transactions (Details 2) - USD ($)	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Related Party Transaction [Line Items]
Total		$ 206,323
ACH Logistic Inc. [Member]
Related Party Transaction [Line Items]
Total		131,262
Jetta Global Logistics Inc. [Member]
Related Party Transaction [Line Items]
Total		$ 75,061